INCOME TAXES - Domestic federal statutory tax rates (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income taxes:
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 956	$ 961
Effective Income Tax Rate Reconciliation at Federal and Provincial Income Tax Rate	27.00%	27.00%	27.00%
Changes to the company's liabilities for uncertain tax positions
Beginning balance	$ 4,770	$ 5,863	$ 9,628
Reductions for tax positions from prior years/Statute of limitations expirations	(24)		(3,763)
Statue of limitations expirations		(678)
Foreign exchange effect	(1)	(415)	(2)
Ending balance	$ 4,745	$ 4,770	$ 5,863
Canada
Income taxes:
Federal and provincial income tax rate (as a percent)	26.50%
Effective Income Tax Rate Reconciliation at Federal and Provincial Income Tax Rate	26.50%
United States | Canadian Solar Solutions Inc.
Income taxes:
Income tax rate (as a percent)	28.10%
United States | Canadian Solar (USA) Inc.
Income taxes:
Income tax rate (as a percent)	25.50%	24.60%	26.40%
United States | Canadian Solar SSES (US) Inc
Income taxes:
Income tax rate (as a percent)		21.90%
United States | Recurrent Energy Group Inc.
Income taxes:
Income tax rate (as a percent)	26.10%	22.50%	22.20%
Japan | Canadian Solar Japan K.K.
Income taxes:
Income tax rate (as a percent)	31.80%	31.80%	31.80%
Germany | Canadian Solar EMEA GmbH
Income taxes:
Income tax rate (as a percent)	33.00%	33.00%	33.00%
Thailand | Canadian Solar Manufacturing (Thailand) Co., Ltd.
Income taxes:
Income tax rate (as a percent)	20.00%
Number of Board of Investment certificates for tax exemption | item	5
Hong Kong | HKSI
Income taxes:
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Brazil | Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.
Income taxes:
Income tax rate (as a percent)	34.00%	34.00%	34.00%